Content Assets (Tables)	12 Months Ended
Dec. 31, 2023
Angel Studios, Inc. CIK: 0001671941
Schedule of content assets

	2023	2022
Content	$1,639,251	$1,325,397
Less accumulated amortization	(249,663)	(97,722)
	$1,389,588	$1,227,675